Fair Value (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value (Details) [Line Items]
Money Market Funds, at Carrying Value	$ 84,000	$ 210,000	$ 261,000
Cash Surrender Value of Life Insurance	55,000	55,000	70,000
Convertible Debt, Fair Value Disclosures	247,000	33,000
Long-term Debt, Fair Value	1,200,000	1,500,000	1,100,000
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Fair Value (Details) [Line Items]
Convertible Debt, Fair Value Disclosures		247,000	259,000
9½% Subordinated debentures due 2012 [Member}
Fair Value (Details) [Line Items]
Debenture Fair Value		$ 33,000	$ 34,000